Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Temper Pedic International Inc [Member]	Apr. 02, 2012 POLAND	Jul. 05, 2012 BRAZIL
Business Acquisition [Line Items]
Conversion price per share of Sealy common stock issued and outstanding (in dollars per share)	$ 2.20
Total consideration payable	$ 1,300.0
Termination fee liability	25.0
Termination fees	90.0	40.0
Business acquisition, cost of acquired entity, cash paid			$ 1.7	$ 2.2